DERIVATIVE LIABILITY (Narrative) (Details) - USD ($)		1 Months Ended
	Feb. 04, 2019	Jan. 24, 2022	May 24, 2019	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Derivative [Line Items]
Fair value of derivative liability				$ 0	$ 0
Derivative Liability				$ 239,700	$ 1,006,368	$ 9,759,127	$ 3,850,396
June 13, 2018 issuance [Member]
Derivative [Line Items]
Derivative Liability						409,007
May 24, 2019 issuance [Member]
Derivative [Line Items]
Derivative Liability						$ 76,150
Phantom Farms [Member]
Derivative [Line Items]
Maximum 'earn out' shares over a period of seven years	4,500,000
Shares issued - Settlement of Earn out shares (Shares)		1,300,000
Swell Companies Ltd [Member]
Derivative [Line Items]
Maximum 'earn out' shares over a period of seven years			6,000,000
Percentage of earn out shares earned upon change of control			50.00%